Securities (Tables)	12 Months Ended
Dec. 31, 2014
Investments, Debt and Equity Securities [Abstract]
Schedule of amortized cost and approximate fair values, together with gross unrealized gains and losses, of securities
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Available-for-sale Securities
December 31, 2014:
U.S. Government and federal agencies	$10,031,683	$65,328	$(138,738)	$9,958,273
Mortgage-backed securities (Government-sponsored enterprises - residential)	41,196,695	433,757	(210,531)	41,419,921
Municipal bonds	44,378,515	1,457,977	(529,789)	45,306,703

	$95,606,893	$1,957,062	$(879,058)	$96,684,897

December 31, 2013:
U.S. Government and federal agencies	$10,710,675	$114,936	$(405,535)	$10,420,076
Mortgage-backed securities (Government-sponsored enterprises - residential)	49,486,337	219,222	(1,359,904)	48,345,655
Municipal bonds	50,889,046	1,053,134	(1,723,314)	50,218,866

	$111,086,058	$1,387,292	$(3,488,753)	$108,984,597

Schedule of amortized cost and fair value of available-for-sale securities by contractual maturity
	Available-for-sale
	Amortized Cost	Fair Value

Within one year	$535,664	$544,411
One to five years	9,184,010	9,490,518
Five to ten years	25,748,781	26,064,641
After ten years	18,941,743	19,165,406
	54,410,198	55,264,976
Mortgage-backed securities	41,196,695	41,419,921

Totals	$95,606,893	$96,684,897

Schedule of gross unrealized losses and fair value in a continuous unrealized loss position
	December 31, 2014
	Less than 12 Months		12 Months or More		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

Available-for-sale Securities

U.S. Government agencies	$2,955,829	$(28,208)	$3,949,940	$(110,530)	$6,905,769	$(138,738)
Mortgage-backed securities (Government-sponsored enterprises - residential)	2,061,203	(13,358)	13,725,099	(197,173)	15,786,302	(210,531)
Municipal bonds	3,953,168	(44,654)	13,942,169	(485,135)	17,895,337	(529,789)

Total temporarily impaired securities	$8,970,200	$(86,220)	$31,617,208	$(792,838)	$40,587,408	$(879,058)

	December 31, 2013
	Less than 12 Months		12 Months or More		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

Available-for-sale Securities

U.S. Government agencies	$5,824,808	$(367,005)	$470,324	$(38,530)	$6,295,132	$(405,535)
Mortgage-backed securities (Government-sponsored enterprises - residential)	33,521,545	(1,065,542)	6,087,526	(294,362)	39,609,071	(1,359,904)
Municipal bonds	22,534,325	(1,462,733)	2,759,523	(260,581)	25,293,848	(1,723,314)

Total temporarily impaired securities	$61,880,678	$(2,895,280)	$9,317,373	$(593,473)	$71,198,051	$(3,488,753)